Schedule of Financial Instruments Aggregate Carrying Amount (Details)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
Total financial assets measured at amortized cost	$ 9,220,590
Contract assets	4,564,004	$ 5,813,629		$ 4,192,619
Loans to third parties	1,479,778	1,884,941
Cash and cash equivalents	894,858	1,139,870	$ 596,554	759,891	$ 1,868,461	$ 1,613,282
Total financial assets measured at amortized cost		11,745,189		6,242,241
Borrowings	1,596,936	2,034,177		2,336,864
Trade and other receivables (excluded prepayments)		6,656,604		7,584,875
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables (excluded prepayments)	3,628,849	4,622,427		5,248,011
Borrowings	1,596,936	2,034,177		2,336,864
Trade and other receivables (excluded prepayments)	5,225,785
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Total financial assets measured at amortized cost	2,281,950	2,906,749		1,289,731
Contract assets	4,564,004	5,813,629		4,192,619
Loans to third parties	1,479,778	1,884,941
Cash and cash equivalents	$ 894,858	$ 1,139,870		$ 759,891